Allowance for Loan Losses - Performing and Non Performing Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2016		Dec. 31, 2015	Dec. 31, 2014
Performing and non performing loans
Loan receivables	$ 214,377		$ 195,917	$ 166,016
Performing
Performing and non performing loans
Loan receivables	211,888		192,780	165,511
Nonperforming
Performing and non performing loans
Loan receivables	2,489		3,137	505
Residential First Mortgages
Performing and non performing loans
Loan receivables	185,373	[1]	164,405	135,267
Residential First Mortgages | Performing
Performing and non performing loans
Loan receivables	183,097	[1]	161,564	134,908
Residential First Mortgages | Nonperforming
Performing and non performing loans
Loan receivables	2,276	[1]	2,841	359
Residential Revolving and Junior Mortgages
Performing and non performing loans
Loan receivables	25,389	[2]	26,497	25,400
Residential Revolving and Junior Mortgages | Performing
Performing and non performing loans
Loan receivables	25,176	[2]	26,220	25,369
Residential Revolving and Junior Mortgages | Nonperforming
Performing and non performing loans
Loan receivables	213	[2]	277	31
Consumer and Other Loans
Performing and non performing loans
Loan receivables	3,615	[3]	5,015	5,349
Consumer and Other Loans | Performing
Performing and non performing loans
Loan receivables	$ 3,615	[3]	4,996	5,234
Consumer and Other Loans | Nonperforming
Performing and non performing loans
Loan receivables			$ 19	$ 115

[1]	Residential First Mortgages which have been assigned a risk rating grade of Substandard totaled $3.3 million as of September 30, 2016.
[2]	Residential Revolving and Junior Mortgages which have been assigned a risk rating grade of Substandard totaled $265 thousand as of September 30, 2016.
[3]	No Consumer Loans had been assigned a risk rating grade of Substandard as of September 30, 2016.